JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 97.1%(a)
Alabama — 1.1%
General Obligation — 0.0%(b)
City of Trussville, Warrants Series 2018A, GO, 4.00%, 8/1/2032	25	30

Hospital — 0.0%(b)
UAB Medicine Finance Authority Series B-2, Rev., 5.00%, 9/1/2037	30	36

Other Revenue — 0.3%
Montgomery County Public Building Authority, Warrants, Facilities Project Rev., 5.00%, 3/1/2029	1,000	1,164
UAB Medicine Finance Authority Series B-2, Rev., 3.50%, 9/1/2035	160	174

		1,338

Utility — 0.3%
Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024(c)	500	541
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2018A, Rev., 4.00%, 6/1/2024(c)	835	897

		1,438

Water & Sewer — 0.5%
Montgomery Water Works and Sanitary Sewer Board
Series 2019A, Rev., 4.00%, 9/1/2036	515	615
Series 2019A, Rev., 4.00%, 9/1/2037	800	951
Series 2019A, Rev., 4.00%, 9/1/2038	830	983

		2,549

Total Alabama		5,391

Alaska — 0.5%
Education — 0.0%(b)
University of Alaska Series S, Rev., 4.00%, 10/1/2021	70	71

Housing — 0.1%
Alaska Housing Finance Corp., General Mortgage Series 2016A, Rev., 3.50%, 6/1/2046	620	657

Industrial Development Revenue/Pollution Control Revenue — 0.4%
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2044	1,500	1,617

Total Alaska		2,345

Arizona — 0.9%
Education — 0.1%
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	361
Series 2018A, Rev., 5.00%, 7/1/2033	150	154
Series 2018A, Rev., 5.00%, 7/1/2037	200	203
University of Arizona (The) Rev., 5.00%, 6/1/2033	40	48

		766

General Obligation — 0.0%(b)
City of Flagstaff Series 2014B, GO, 5.00%, 7/1/2020	25	25
County of Pima GO, 5.00%, 7/1/2020	20	20
Maricopa County Special Health Care District Series 2018C, GO, 5.00%, 7/1/2033	10	12
Maricopa County Unified School District No. 11, Peoria School Improvement GO, 4.00%, 7/1/2034	10	12
Pima County, Tucson Unified School District No. 1 GO, 4.00%, 7/1/2020	25	25

		94

Industrial Development Revenue/Pollution Control Revenue — 0.7%
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 4.50%, 1/1/2049	4,000	3,463

Other Revenue — 0.1%
City of Buckeye Rev., 4.00%, 7/1/2020	25	25
City of Chandler Rev., 5.00%, 7/1/2028	25	31
City of Phoenix Civic Improvement Corp., Capital Appreciation Series 2005B, Rev., BHAC-CR, FGIC, 5.50%, 7/1/2036	125	187
County of Pinal Rev., 4.00%, 8/1/2036	50	58

		301

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Transportation — 0.0%(b)
Pima County Regional Transportation Authority, Excise Tax Rev., 5.00%, 6/1/2020	30	30

Water & Sewer — 0.0%(b)
City of Phoenix Civic Improvement Corp., Junior Lien Water System Rev., 5.00%, 7/1/2020	20	20

Total Arizona		4,674

Arkansas — 0.2%
Education — 0.1%
Board of Trustees of the University of Arkansas, Various Facility, Fayetteville Campus Series A, Rev., 5.00%, 11/1/2037	185	221
University of Arkansas, Monticello Campus Series 2017A, Rev., 5.00%, 12/1/2027	100	127
University of Arkansas, Student Fee, UALR Campus Rev., 5.00%, 10/1/2029	100	121

		469

General Obligation — 0.0%(b)
State of Arkansas, Four-Lane Highway Construction and Improvement Series 2013, GO, 5.00%, 6/15/2021	60	63

Hospital — 0.1%
County of Pulaski, Arkansas Children’s Hospital Rev., 5.00%, 3/1/2029	350	419

Total Arkansas		951

California — 7.8%
Certificate of Participation/Lease — 0.3%
City of Palm Springs Series B, COP, Zero Coupon, 4/15/2021(d)	100	100
Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project COP, AGM, 5.00%, 6/1/2033	1,500	1,685

		1,785

Education — 0.5%
California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2039	500	558
California Educational Facilities Authority, Stanford University Series T-1, Rev., 5.00%, 3/15/2039	350	531
California School Finance Authority, Green Dot Public School Projects
Series 2018A, Rev., 5.00%, 8/1/2020(e)	50	50
Series 2018A, Rev., 5.00%, 8/1/2021(e)	50	53
Series 2018A, Rev., 5.00%, 8/1/2022(e)	80	84
Series 2018A, Rev., 5.00%, 8/1/2023(e)	175	188
Series 2018A, Rev., 5.00%, 8/1/2024(e)	160	174
Series 2018A, Rev., 5.00%, 8/1/2025(e)	150	165
Series 2018A, Rev., 5.00%, 8/1/2026(e)	150	167
Series 2018A, Rev., 5.00%, 8/1/2027(e)	150	168
Series 2018A, Rev., 5.00%, 8/1/2028(e)	190	215
California State University, Systemwide
Series 2019A, Rev., 5.00%, 11/1/2036	30	39
Series 2016A, Rev., 5.00%, 11/1/2041	45	54
Series 2017A, Rev., 5.00%, 11/1/2042	30	36
Series 2016A, Rev., 5.00%, 11/1/2045	25	30

		2,512

General Obligation — 3.0%
Alta Loma School District, Election of 2016 Series 2017A, GO, 5.00%, 8/1/2032	60	75
County of Santa Clara, Campbell Union High School District
GO, 3.00%, 8/1/2030	620	676
GO, 3.00%, 8/1/2031	30	33
El Monte City School District GO, BAN, Zero Coupon, 4/1/2023	900	881
Los Angeles Community College District, Election of 2008 Series F, GO, 5.00%, 8/1/2024	60	69
Los Angeles Unified School District, Tax-Exempt, Election of 2008 Series 2018B-1, GO, 5.00%, 7/1/2037	30	37
Mount San Antonio Community College District, Election of 2008 Series A, GO, 0.00%, 8/1/2043	7,150	7,571
San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Election of 2008 Series 2012E, GO, Zero Coupon, 7/1/2049	1,000	449

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
San Lorenzo Valley Unified School District
Series 2020A, GO, 4.00%, 8/1/2045(f)	1,000	1,144
Series 2020A, GO, 5.00%, 8/1/2050(f)	2,505	3,072
Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo GO, Zero Coupon, 8/1/2037	2,450	1,130
South Monterey County Joint Union High School District, Election of 2018 Series A-1, GO, AGM, 5.00%, 8/1/2035	15	19

		15,156

Hospital — 0.7%
California Health Facilities Financing Authority, Sutter Health Series 2016A, Rev., 5.00%, 11/15/2041	250	285
California Public Finance Authority, Henry Mayo Newhall Hospital
Rev., 5.00%, 10/15/2037	500	549
Rev., 5.00%, 10/15/2047	1,000	1,079
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 4.00%, 8/1/2045	1,500	1,555

		3,468

Other Revenue — 0.0%(b)
California State Public Works Board, Riverside Campus Series 2017H, Rev., 5.00%, 4/1/2027	10	13
Millbrae Redevelopment Agency Successor Agency 4.00%, 8/1/2035	150	163
Mountain View Shoreline Regional Park Community Series 2018A, Rev., AGM, 5.00%, 8/1/2034	25	31
Santa Clara Valley Transportation Authority, Sales Tax Series 2018A, Rev., 5.00%, 6/1/2024	30	36

		243

Transportation — 0.3%
Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area Series S-7, Rev., 4.00%, 4/1/2032	35	40
City of Los Angeles, Department of Airports
Series A, Rev., AMT, 5.00%, 5/15/2038	1,250	1,366
Series 2019E, Rev., AMT, 5.00%, 5/15/2039	155	191
Riverside County Transportation Commission, Limited Tax Series 2017A, Rev., 5.00%, 6/1/2039	150	183

		1,780

Utility — 0.4%
Long Beach Bond Finance Authority, Natural Gas Series A, Rev., 5.25%, 11/15/2021	2,000	2,113
Los Angeles Department of Water and Power Series 2019D, Rev., 5.00%, 7/1/2038	35	45
Los Angeles Department of Water and Power, Power System Series 2014D, Rev., 5.00%, 7/1/2044	60	69

		2,227

Water & Sewer — 2.6%
East Bay Municipal Utility District, Wastewater System Series 2015A-1, Rev., 5.00%, 6/1/2036	2,450	2,933
East Bay Municipal Utility District, Water System Series B, Rev., 5.00%, 6/1/2033	515	621
Eastern Municipal Water District Financing Authority, Water and Wastewater System
Series 2020A, Rev., 5.00%, 7/1/2036	3,000	4,014
Series 2020A, Rev., 4.00%, 7/1/2037	450	551
Series 2020A, Rev., 5.00%, 7/1/2037	2,405	3,206
Series 2020A, Rev., 4.00%, 7/1/2038	1,000	1,220
Moulton-Niguel Water District Rev., 5.00%, 9/1/2038	35	45
Orange County Water District Series A, Rev., 5.00%, 8/15/2034	650	800

		13,390

Total California		40,561

Colorado — 2.9%
Certificate of Participation/Lease — 0.8%
Adams County, Colorado Refunding and Improvement COP, 4.00%, 12/1/2040	2,815	3,110
Colorado Department of Transportation Headquarters Facilities COP, 5.00%, 6/15/2041	1,000	1,200
State of Colorado Series 2018A, COP, 5.00%, 9/1/2031	20	25

		4,335

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
General Obligation — 0.4%
Larimer County School District No. R-1 Poudre GO, 5.00%, 12/15/2037	1,000	1,279
Vauxmont Metropolitan District, Subordinate Limited Tax, Convertible to Unlimited Tax
GO, AGM, 5.00%, 12/15/2024	265	310
GO, AGM, 5.00%, 12/15/2025	250	297

		1,886

Hospital — 1.3%
Colorado Health Facilities Authority, Commonspirit Health Series A-2, Rev., 4.00%, 8/1/2049	2,500	2,541
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	1,095	1,165
Denver Health and Hospital Authority Series A, Rev., 5.25%, 12/1/2045	1,000	1,063
Denver Health and Hospital Authority, Healthcare Series 2019A, Rev., 4.00%, 12/1/2040	1,635	1,700

		6,469

Prerefunded — 0.4%
State of Colorado, Building Excellent Schools Today Series G, COP, 5.00%, 3/15/2032(d)	2,000	2,075

Total Colorado		14,765

Connecticut — 1.0%
Education — 0.5%
Connecticut State Health and Educational Facilities Authority
Series K-1, Rev., 5.00%, 7/1/2034	725	760
Series K-1, Rev., 5.00%, 7/1/2036	450	468
Series K-1, Rev., 5.00%, 7/1/2039	490	505
Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program Series A, Rev., AMT, 5.00%, 11/15/2020	300	305
University of Connecticut Series A, Rev., 5.00%, 2/15/2028	15	17

		2,055

General Obligation — 0.2%
State of Connecticut
Series 2016D, GO, 5.00%, 8/15/2026	25	30
Series 2012G, GO, 4.00%, 10/15/2027	45	47
Series A, GO, 5.00%, 4/15/2029	150	181
Town of New Canaan
GO, 4.00%, 10/1/2036	240	288
GO, 4.00%, 10/1/2037	370	442
GO, 4.00%, 10/1/2039	100	119
Town of Stonington Series 2012A, GO, 4.00%, 9/1/2020	15	15
Town of Wallingford GO, 4.00%, 3/15/2021	20	21

		1,143

Hospital — 0.2%
Connecticut State Health and Educational Facilities Authority, Covenant Home, Inc. Series B, Rev., 5.00%, 12/1/2025	1,000	1,048

Housing — 0.1%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series B-2, Rev., 4.00%, 11/15/2032	240	248
Series A-1, Rev., 4.00%, 11/15/2045	95	101
Subseries A-1, Rev., 4.00%, 11/15/2047	330	354

		703

Special Tax — 0.0%(b)
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2016A, Rev., 5.00%, 9/1/2027	25	30
Series 2018B, Rev., 5.00%, 10/1/2033	55	68

		98

Transportation — 0.0%(b)
State of Connecticut, Special Tax Transportation Infrastructure Purposes Series 2014B, Rev., 5.00%, 9/1/2020	20	20

Total Connecticut		5,067

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Delaware — 2.4%
Education — 1.8%
Delaware Economic Development Authority, Newark Charter School, Inc. Project
Series A, Rev., 5.00%, 9/1/2036	500	547
Series A, Rev., 5.00%, 9/1/2046	500	538
Delaware State Economic Development Authority, Newark Charter School, Inc. Project Rev., 5.00%, 9/1/2050	1,500	1,668
Delaware State Economic Development Authority, St. Andrew’s School of Delaware, Inc. Project Rev., 4.00%, 7/1/2041	5,000	5,837
University of Delaware, Tax Exempt Series 2019A, Rev., 5.00%, 11/1/2045	500	792

		9,382

General Obligation — 0.0%(b)
County of New Castle GO, 5.00%, 4/1/2027	25	32

Hospital — 0.3%
Delaware State Health Facilities Authority, Bayhealth Medical Center Project
Series 2017A, Rev., 4.00%, 7/1/2033	25	27
Series 2017A, Rev., 4.00%, 7/1/2043	1,275	1,363

		1,390

Housing — 0.1%
Delaware State Housing Authority, Senior Single Family Mortgage Series A-1, Rev., AMT, 4.90%, 7/1/2029	260	266

Industrial Development Revenue/Pollution Control Revenue — 0.2%
Delaware Economic Development Authority, Acts Retirement-Life Communities, Inc. Obligated Group Series 2018-B, Rev., 5.00%, 11/15/2048	1,000	1,021

Total Delaware		12,091

District of Columbia — 1.8%
Other Revenue — 0.4%
District of Columbia, Kipp DC Project
Series 2017B, Rev., 5.00%, 7/1/2027	30	34
Series 2017B, Rev., 5.00%, 7/1/2037	25	28
Rev., 4.00%, 7/1/2039	600	609
Rev., 4.00%, 7/1/2044	1,240	1,244
District of Columbia, National Public Radio, Inc. Series 2016, Rev., 5.00%, 4/1/2024	25	29

		1,944

Prerefunded — 0.2%
District of Columbia
Series A, Rev., 6.00%, 7/1/2043(d)	500	587
Series A, Rev., 6.00%, 7/1/2048(d)	500	588

		1,175

Transportation — 1.2%
Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2042	5,010	5,859
Washington Metropolitan Area Transit Authority, Gross Transit Bonds Rev., 5.00%, 7/1/2020	10	10

		5,869

Total District of Columbia		8,988

Florida — 2.5%
Certificate of Participation/Lease — 0.0%(b)
Monroe County School District
Series A, COP, 5.00%, 6/1/2032	100	125
Series A, COP, 5.00%, 6/1/2034	40	49
School Board of Miami-Dade County (The) Series 2006D, COP, AMBAC, 5.00%, 10/1/2020	20	20

		194

Education — 0.8%
Florida Atlantic University Finance Corp., Student Housing Project
Series 2019A, Rev., 5.00%, 7/1/2020	20	20
Series 2019A, Rev., 5.00%, 7/1/2031	15	19
Series 2019B, Rev., 5.00%, 7/1/2034	120	152
Florida State University, Housing Facility Series 2015A, Rev., 4.00%, 5/1/2034	30	32
University of Tampa Series 2020A, Rev., 4.00%, 4/1/2050	2,000	2,115
Volusia County Educational Facility Authority, Embry-Riddle Aeronautical
Series 2020A, Rev., 4.00%, 10/15/2037	725	774
Series 2020A, Rev., 4.00%, 10/15/2038	750	798
Series 2020A, Rev., 4.00%, 10/15/2039	350	372

		4,282

General Obligation — 1.1%
City of Hollywood GO, AGM, 5.00%, 7/1/2020	25	25
County of Miami-Dade Series A, GO, 5.00%, 7/1/2036	1,545	2,019

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Miami-Dade, Building Better Communities Program Series 2013A, GO, 5.00%, 7/1/2020	15	15
Hillsborough County, Parks and Recreation Program GO, NATL-RE, 5.25%, 7/1/2025	2,415	2,853
Reedy Creek Improvement District Series 2017A, GO, 5.00%, 6/1/2020	30	30

		4,942

Hospital — 0.1%
City of South Miami Health Facilities Authority, Inc., Baptist Health Rev., 4.00%, 8/15/2042	20	21
Orange County Health Facilities Authority, Orlando Health Obligated Group Series B, Rev., 4.00%, 10/1/2045	215	228
South Broward Hospital District, Memorial Healthcare System Series 2016, Rev., 5.00%, 5/1/2023	10	11

		260

Housing — 0.0%(b)
Florida Housing Finance Corp., Homeowner Mortgage, Special Program Series B, Rev., GNMA/FNMA/FHLMC, 4.50%, 1/1/2029	30	30

Industrial Development Revenue/Pollution Control Revenue — 0.0%(b)
Florida Department of Environmental Protection Series 2011A, Rev., 5.00%, 7/1/2020	20	20

Other Revenue — 0.0%(b)
City of Jacksonville Series B, Rev., 5.00%, 10/1/2024	20	24
County of Miami-Dade Series 2016, Rev., 4.00%, 10/1/2040	105	116
Orange County Convention Center Series 2016A, Rev., 4.00%, 10/1/2036	40	41

		181

Prerefunded — 0.0%(b)
Palm Beach County Health Facilities Authority, Bethesda Healthcare System, Inc. Project
Series A, Rev., AGM, 4.75%, 7/1/2025(d)	5	5
Series A, Rev., AGM, 5.25%, 7/1/2040(d)	5	5

		10

Transportation — 0.0%(b)
Florida’s Turnpike Enterprise, Department of Transportation
Series A, Rev., 5.00%, 7/1/2020	35	35
Series 2018A, Rev., 5.00%, 7/1/2033	55	70

		105

Utility — 0.5%
City of Leesburg, Electric System Rev., 5.00%, 10/1/2031	15	19
City of Palm Coast, Utility System Rev., 5.00%, 10/1/2020	25	25
City of Port St. Lucie, Utility Systems Series 2018, Rev., 5.00%, 9/1/2028	25	32
City of Tallahassee, Utility System Series 2017, Rev., 5.00%, 10/1/2023	10	12
County of Sarasota, Utility System
Series 2019A, Rev., 5.00%, 10/1/2038	25	32
Series 2016A, Rev., 4.00%, 10/1/2043	65	72
Florida Governmental Utility Authority
Rev., AGM, 4.00%, 10/1/2034	600	729
Rev., AGM, 4.00%, 10/1/2035	1,000	1,208
Florida Governmental Utility Authority, Aloha Utility System Rev., AGM, 4.00%, 10/1/2036	370	445

		2,574

Water & Sewer — 0.0%(b)
City of Lauderhill, Water and Sewer System Rev., 4.00%, 10/1/2027	15	17
City of Miami Beach, Stormwater Project Rev., 4.00%, 9/1/2045	25	27
County of St. Johns, Water and Sewer
Rev., 4.00%, 6/1/2020	20	20
Rev., 5.00%, 6/1/2020	35	35
East Central Regional Wastewater Treatment Facilities Operation Board Rev., 5.00%, 10/1/2028	30	39
JEA Water and Sewer System Series 2017A, Rev., 5.00%, 10/1/2020(d)	20	20

		158

Total Florida		12,756

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Georgia — 4.7%
Education — 0.6%
Georgia Higher Education Facilities Authority USG Real Estate Foundation II LLC Projects Rev., 4.00%, 6/15/2038	2,000	2,262
Private Colleges and Universities Authority, Emory University Series 2020B, Rev., 4.00%, 9/1/2041	750	885

		3,147

Hospital — 1.1%
Dalton Development Authority, Hamilton Health Care System Rev., NATL-RE, 5.50%, 8/15/2026	2,915	3,265
Dalton Whitfield County Joint Development Authority, Hamilton Health Care System Series 2017, Rev., 4.00%, 8/15/2041	1,000	1,107
Glynn-Brunswick Memorial Hospital Authority, Health System Project Rev., 4.00%, 8/1/2038	1,000	1,077

		5,449

Housing — 0.0%(b)
Georgia Housing and Finance Authority, Single Family Mortgage
Series A, Rev., AMT, 5.00%, 6/1/2029	10	10
Subseries A-1, Rev., AMT, 4.00%, 6/1/2044	140	147

		157

Other Revenue — 0.0%(b)
Metropolitan Atlanta Rapid Transit Authority, Sales tax Series 2005A, Rev., NATL-RE, 5.00%, 7/1/2020	25	25

Prerefunded — 0.0%(b)
Brunswick-Glynn County, Joint Water & Sewer Commission Series C, Rev., AGM, 4.50%, 6/1/2035(d)	5	5
Dahlonega Downtown Development Authority, North Georgia MBA, LLC Project Rev., AGC, 4.75%, 7/1/2040(d)	5	5
Medical Center Hospital Authority, Columbus Regional Healthcare System, Inc. Project Rev., GRAN, AGM, 5.00%, 8/1/2045(d)	5	5

		15

Transportation — 0.0%(b)
Metropolitan Atlanta Rapid Transit Authority Series A, Rev., NATL-RE, 5.25%, 7/1/2028	110	146

Utility — 3.0%
Main Street Natural Gas, Inc., Gas Supply
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 9/1/2023(c)	5,000	5,413
Series 2019B, Rev., 4.00%, 12/2/2024(c)	8,600	9,583

		14,996

Total Georgia		23,935

Hawaii — 0.5%
General Obligation — 0.5%
City and County of Honolulu Series A, GO, 5.00%, 10/1/2037	1,970	2,345

Water & Sewer — 0.0%(b)
City and County Honolulu Wastewater System, First Bond Resolution Series 2019B, Rev., 5.00%, 7/1/2040	35	45

Total Hawaii		2,390

Idaho — 0.0%(b)
Education — 0.0%(b)
University of Idaho Series 2018A, Rev., 5.00%, 4/1/2035	25	30

Hospital — 0.0%(b)
Idaho Health Facilities Authority, Trinity Health Credit Group Series 2016ID, Rev., 5.00%, 12/1/2045	75	85

Total Idaho		115

Illinois — 4.5%
General Obligation — 1.9%
City of Rockford, Waterworks System Series 2018B, GO, 4.00%, 12/15/2022	105	113
Cook County GO, 5.00%, 11/15/2034	700	792
Cook County Forest Preserve District, Limited Tax Project Series B, GO, 5.00%, 12/15/2037	295	314
DuPage and Cook Counties Township High School District No. 86 Hinsdale, School Building GO, 4.00%, 1/15/2039	800	928
Hoffman Estates Park District GO, 4.00%, 12/1/2044	25	27
Lake County Community Consolidated School District No. 3 Beach Park
GO, AGM, 4.00%, 2/1/2034(f)	620	692
GO, AGM, 4.00%, 2/1/2035(f)	500	556

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
State of Illinois
Series 2018A, GO, 5.00%, 10/1/2021	50	51
Series 2012A, GO, 4.00%, 1/1/2024	15	15
GO, 5.00%, 5/1/2024	205	208
Series D, GO, 5.00%, 11/1/2024	325	331
Series 2012, GO, 4.00%, 8/1/2025	25	24
Series 2012, GO, 4.00%, 3/1/2026	10	10
Series 2012A, GO, 5.00%, 1/1/2027	25	25
GO, 5.00%, 5/1/2027	175	177
GO, 5.00%, 6/1/2027	25	25
Series 2009A, GO, 4.00%, 9/1/2027	115	110
Series 2016, GO, 5.00%, 11/1/2028	20	20
Series 2012A, GO, 4.00%, 1/1/2029	45	43
GO, 5.50%, 1/1/2030	20	21
GO, 4.13%, 11/1/2031	20	19
Series 2016, GO, 4.00%, 6/1/2033	15	14
Series 2016, GO, 4.00%, 6/1/2036	25	23
GO, 4.00%, 6/1/2037	45	41
GO, 5.50%, 7/1/2038	3,000	3,061
Village of Arlington Heights GO, 4.00%, 12/1/2034	130	144
Village of Bolingbrook Series A, GO, AGM, 5.00%, 1/1/2033	1,000	1,238
Village of Hoffman Estates GO, 5.00%, 12/1/2033	80	102
Village of Midlothian
GO, AGM, 4.00%, 1/1/2022	10	11
GO, AGM, 4.00%, 1/1/2023	10	11
GO, AGM, 4.00%, 1/1/2024	75	83
GO, AGM, 4.00%, 1/1/2025	40	45
GO, AGM, 4.00%, 1/1/2026	65	75
GO, AGM, 4.00%, 1/1/2027	85	99
GO, AGM, 4.00%, 1/1/2028	65	77
GO, AGM, 4.00%, 1/1/2029	95	114
Will County School District No. 86 Joliet Series A, GO, 4.00%, 3/1/2024	220	246
Winnebago and Boone Counties School District No. 205 Rockford Series B, GO, 3.75%, 2/1/2033	35	37

		9,922

Hospital — 0.3%
Illinois Finance Authority, Healthcare Enterprises, Inc.
Series C, Rev., 5.00%, 3/1/2033	305	352
Series 2017C, Rev., 5.00%, 3/1/2034	205	236
Illinois Finance Authority, Presence Health Network Series 2016C, Rev., 4.00%, 2/15/2041	930	1,001

		1,589

Housing — 0.0%(b)
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2016A, Rev., 5.00%, 11/1/2031	10	11

Other Revenue — 1.2%
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/2021	200	208
Sales Tax Securitization Corp.
Series C, Rev., 5.00%, 1/1/2026	3,500	3,966
Series C, Rev., 5.25%, 1/1/2043	1,500	1,703
State of Illinois
Series 2016C, Rev., 5.00%, 6/15/2022	25	25
State of Illinois, Sales Tax
Series D, Rev., 5.00%, 6/15/2027	15	15

		5,917

Prerefunded — 0.3%
Chicago O’Hare International Airport, Third Lien Series 2011A, Rev., 5.75%, 1/1/2039(d)	1,260	1,301
Illinois Finance Authority, Presence Health Network Series 2016C, Rev., 4.00%, 2/15/2041(d)	20	24
Illinois Finance Authority, University of Chicago Medical Center Series C, Rev., 4.50%, 8/15/2026(d)	5	5

		1,330

Transportation — 0.8%
Chicago O’Hare International Airport, Third Lien Series 2011A, Rev., 5.75%, 1/1/2039	240	246
Illinois State Toll Highway Authority
Series 2019C, Rev., 5.00%, 1/1/2031	3,000	3,828
Series 2019A, Rev., 4.00%, 1/1/2044	65	72

		4,146

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Water & Sewer — 0.0%(b)
Illinois Finance Authority, Clean Water Initiative Revolving Fund Rev., 5.00%, 7/1/2040	105	133

Total Illinois		23,048

Indiana — 1.7%
Education — 0.4%
Greenfield Middle School Building Corp.
Rev., 4.00%, 1/15/2026	100	117
Rev., 4.00%, 7/15/2031	240	279
Rev., 4.00%, 7/15/2032	350	404
Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage Refunding Rev., 5.00%, 1/15/2023	10	11
Indiana Finance Authority, Butler University Project Rev., 4.00%, 2/1/2040	25	26
Indiana Finance Authority, Marian University Project Series A, Rev., 5.00%, 9/15/2034	1,100	1,233
University of Southern Indiana, Student Fee Series M, Rev., 5.00%, 10/1/2029	25	31

		2,101

General Obligation — 0.0%(b)
Gary Community School Corp. GO, 4.00%, 7/15/2023	230	252

Hospital — 0.3%
Indiana Finance Authority, Goshen Health
Series A, Rev., 5.00%, 11/1/2032	15	18
Series A, Rev., 4.00%, 11/1/2043	1,125	1,219
Indiana Finance Authority, Parkview Health Series A, Rev., 4.00%, 11/1/2048	50	53
Indiana Health and Educational Facilities Financing Authority, Ascension Senior Credit Group Series 2006 B-1, Rev., 4.00%, 11/15/2046	15	16

		1,306

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Clarksville Redevelopment Authority, Economic Development Lease Rental Rev., 4.00%, 2/1/2029	310	376

Other Revenue — 0.1%
City of Lafayette, Local Income Tax Rev., 4.00%, 6/30/2028	180	201
Clarksville Redevelopment Authority, District Tax Increment Rev., 5.00%, 1/15/2031	30	39
Merrillville Building Corp., Lease Rental Rev., 4.00%, 7/15/2034	35	41

		281

Prerefunded — 0.8%
Carmel Redevelopment Authority Rev., 5.00%, 7/1/2025(d)	5	5
Indiana Finance Authority, State Revolving Fund Program Series 2011A, Rev., 5.00%, 2/1/2030(d)	4,000	4,316

		4,321

Utility — 0.0%(b)
Indiana Municipal Power Agency, Power Supply System Series 2016A, Rev., 5.00%, 1/1/2042	30	35

Total Indiana		8,672

Iowa — 0.1%
General Obligation — 0.0%(b)
City of Bettendorf Series 2013A, GO, 4.00%, 6/1/2020	30	30
City of Council Bluffs Series 2018A, GO, 5.00%, 6/1/2020	25	25
Waukee Community School District, Capital Loan Notes Series 2016A, GO, 5.00%, 6/1/2020	25	25

		80

Housing — 0.1%
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program
Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 7/1/2028	20	20
Series 2016D, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 7/1/2046	465	490

		510

Other Revenue — 0.0%(b)
Iowa Finance Authority, Revolving Fund — Green Bonds Rev., 5.00%, 8/1/2034	15	19

Total Iowa		609

Kansas — 0.0%(b)
General Obligation — 0.0%(b)
Leavenworth County Unified School District No. 464 Series B, GO, 4.00%, 9/1/2022	50	54

Kentucky — 0.4%
Certificate of Participation/Lease — 0.0%(b)
Commonwealth of Kentucky
COP, 4.00%, 6/15/2032	30	33

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Education — 0.0%(b)
Pike County School District Finance Corp., School Building
Rev., 4.00%, 2/1/2028	20	23

Hospital — 0.4%
City of Ashland, Kings Daughters Medical Center Series 2016A, Rev., 4.00%, 2/1/2036	1,750	1,789

Housing — 0.0%(b)
Kentucky Housing Corp. Series A, Rev., 5.00%, 1/1/2028	20	21

Transportation — 0.0%(b)
Kentucky Turnpike Authority, Revitalization Projects Series B, Rev., 5.00%, 7/1/2023	30	33

Total Kentucky		1,899

Louisiana — 1.0%
General Obligation — 0.6%
State of Louisiana
Series 2014C, GO, 5.00%, 8/1/2020	25	25
Series 2019A, GO, 5.00%, 3/1/2035	2,000	2,555

		2,580

Hospital — 0.2%
Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Series 2015A1, Rev., 5.00%, 6/1/2039	25	30
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2047	1,055	1,146
St. Tammany Parish Hospital Service District No. 1, St. Tammany Parish Hospital Project Series A, Rev., 4.00%, 7/1/2043	50	55

		1,231

Other Revenue — 0.2%
City of Ruston Rev., AGM, 5.00%, 6/1/2024	10	12
Louisiana Local Government Environmental Facilities and Community Development Authority, Jefferson Parish Projects Rev., 5.00%, 4/1/2029	100	124
Tobacco Settlement Financing Corp., Asset-Backed Series 2013A, Rev., 5.25%, 5/15/2035	1,000	1,065

		1,201

Total Louisiana		5,012

Maine — 0.1%
Housing — 0.1%
Maine State Housing Authority Series A, Rev., 4.00%, 11/15/2045	315	334

Other Revenue — 0.0%(b)
Maine Municipal Bond Bank Series E, Rev., 4.00%, 11/1/2021	100	105

Total Maine		439

Maryland — 2.7%
Certificate of Participation/Lease — 1.5%
Baltimore County, Equipment Acquisition Program Series 2019, COP, 5.00%, 3/1/2029	5,735	7,679

Hospital — 1.1%
Maryland Health and Higher Educational Facilities Authority, Broadmead Issue Series A, Rev., 5.00%, 7/1/2023	115	121
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2045	5,000	5,645

		5,766

Housing — 0.0%(b)
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series A, Rev., 4.00%, 1/1/2031	225	237

Transportation — 0.0%(b)
Maryland State Transportation Authority Series 2017, Rev., 5.00%, 7/1/2028	10	13

Water & Sewer — 0.1%
City of Baltimore, Stormwater Projects Series 2019A, Rev., 4.00%, 7/1/2044	50	58
City of Baltimore, Water Projects Series B, Rev., 4.00%, 7/1/2033	270	321

		379

Total Maryland		14,074

Massachusetts — 3.4%
Education — 1.8%
Massachusetts Development Finance Agency, Boston College Issue
Series 2020U, Rev., 5.00%, 7/1/2037	1,455	2,159
Series 2020U, Rev., 5.00%, 7/1/2038	755	1,133

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020U, Rev., 5.00%, 7/1/2039	665	1,005
Series 2020U, Rev., 5.00%, 7/1/2040	535	817
Series 2017T, Rev., 4.00%, 7/1/2042	35	40
Massachusetts Development Finance Agency, Emerson College
Rev., 5.00%, 1/1/2036	825	897
Rev., 5.00%, 1/1/2037	315	341
University of Massachusetts Building Authority Series 2017-1, Rev., 5.25%, 11/1/2042	50	62
University of Massachusetts Building Authority, Senior Lien
Series 1, Rev., 5.00%, 11/1/2020	10	10
Series 2020-1, Rev., 5.00%, 11/1/2034	2,000	2,605

		9,069

General Obligation — 0.9%
City of Lowell, Municipal Purpose Loan Series 2018, GO, 5.00%, 3/1/2028	90	118
Commonwealth of Massachusetts Series E, GO, 5.00%, 9/1/2020	25	25
Commonwealth of Massachusetts, Consolidated Loan of 2011 Series B, GO, 5.00%, 8/1/2020	10	10
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series J, GO, 4.00%, 12/1/2039	3,690	4,216
Town of Bellingham GO, 4.00%, 6/15/2032	10	12

		4,381

Housing — 0.2%
Massachusetts Housing Finance Agency, Single Family Housing
Series 177, Rev., AMT, 4.00%, 6/1/2039	410	434
Series 167, Rev., 4.00%, 12/1/2043	260	271
Series 169, Rev., 4.00%, 12/1/2044	485	508

		1,213

Transportation — 0.5%
Commonwealth of Massachusetts Transportation Fund, Rail Enhancement and Accelerated Bridge Programs Series B, Rev., 4.00%, 6/1/2046	2,480	2,750

Total Massachusetts		17,413

Michigan — 1.5%
Education — 0.0%(b)
University of Michigan Rev., 4.00%, 4/1/2034	50	58

General Obligation — 0.3%
Berkley School District, Michigan 2015 School Building and Site GO, Q-SBLF, 4.00%, 5/1/2040	30	32
Grand Rapids Public Schools Series 2019, GO, AGM, 5.00%, 11/1/2043	1,000	1,250
Niles Community Schools, School Building and Site Bonds, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2041	25	27
Walled Lake Consolidated School District GO, Q-SBLF, 5.00%, 5/1/2033	10	13
West Ottawa Public Schools, School Building and Site Series 2014-1, GO, 4.00%, 5/1/2039	25	27
Whitehall District Schools GO, AGM, 5.00%, 5/1/2033	25	31

		1,380

Hospital — 0.6%
Michigan Finance Authority, Bronson Healthcare Group, Inc. Series A, Rev., 5.00%, 5/15/2054	1,550	1,662
Michigan Finance Authority, Trinity Health Credit Group Series 2016MI, Rev., 5.25%, 12/1/2041	1,000	1,154

		2,816

Housing — 0.0%(b)
Michigan State Housing Development Authority, Single Family Mortgage Series 2015A, Rev., AMT, 4.00%, 6/1/2046	105	111

Other Revenue — 0.2%
Michigan State Building Authority, Facilities Program
Series 2016 I, Rev., 4.00%, 10/15/2036	50	56
Series 2015I, Rev., 4.00%, 4/15/2040	120	130
Michigan Strategic Fund, Holland Home Obligated Group Rev., 5.00%, 11/15/2043	750	719

		905

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Transportation — 0.3%
State of Michigan, Trunk Line Fund Rev., 5.00%, 11/15/2036	1,500	1,597

Water & Sewer — 0.1%
City of Grand Rapids, Sanitary Sewer System Improvement Rev., 5.00%, 1/1/2045	600	767

Total Michigan		7,634

Minnesota — 2.8%
Certificate of Participation/Lease — 0.1%
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2021	150	154
Series 2019B, COP, 5.00%, 2/1/2022	160	171

		325

Education — 0.3%
Minnesota Higher Education Facilities Authority, Carleton College
Rev., 4.00%, 3/1/2032	1,000	1,166
Rev., 4.00%, 3/1/2033	500	580

		1,746

General Obligation — 1.5%
Aurora Independent School District No. 2711, School Building, Capital Appreciation
Series 2017B, GO, Zero Coupon, 2/1/2026	150	136
Series 2017B, GO, Zero Coupon, 2/1/2027	400	348
Series 2017B, GO, Zero Coupon, 2/1/2028	225	188
Series 2017B, GO, Zero Coupon, 2/1/2030	880	675
City of Excelsior Series 2019A, GO, 5.00%, 2/1/2027	100	128
City of Hopkins Series 2017B, GO, 4.00%, 2/1/2026	25	30
East Grand Forks Independent School District No. 595 Series A, GO, 4.00%, 2/1/2027	15	18
Greenway Independent School District No. 316
Series 2019F, GO, Zero Coupon, 2/1/2029	1,320	1,141
Series 2019F, GO, Zero Coupon, 2/1/2030	700	586
Series 2019F, GO, Zero Coupon, 2/1/2031	545	440
Lakeville Independent School District No. 194 , Credit Enhancement Program Series 2018A, GO, 5.00%, 2/1/2028	25	32
State of Minnesota Series A, GO, 5.00%, 8/1/2020	20	20
Virginia Independent School District No. 706 Series A, GO, 5.00%, 2/1/2030	3,000	3,888

		7,630

Hospital — 0.6%
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 4.00%, 11/15/2048	3,000	3,082
City of Rochester, Health Care Facilities, Mayo Clinic Series 2016B, Rev., 5.00%, 11/15/2036	30	43

		3,125

Housing — 0.3%
Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2035	35	36
Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs
Series A, Rev., GNMA COLL, 4.50%, 12/1/2026	5	5
Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/1/2040	13	13
Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	60	61
Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program
Series B, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 1/1/2031	15	15
Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 7/1/2034	30	31
Series E, Rev., GNMA/FNMA/FHLMC, 4.00%, 1/1/2035	35	36

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2014A, Rev., AMT, 4.00%, 7/1/2038	205	215
Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 7/1/2040	50	51
Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 1/1/2045	560	593
Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	330	352

		1,408

Total Minnesota		14,234

Mississippi — 0.7%
Education — 0.5%
Mississippi Development Bank, Lafayette County School District General Obligation Bond Project Rev., 4.00%, 4/1/2033	20	24
Mississippi Development Bank, Northwest Mississippi Community College Improvement Project Rev., 4.00%, 3/1/2050	2,335	2,602

		2,626

General Obligation — 0.0%(b)
Lowndes County School District GO, 4.00%, 9/1/2020	10	10

Water & Sewer — 0.2%
Mississippi Development Bank, Water and Sewer System Project, Special Obligation Rev., AGM, 6.88%, 12/1/2040	1,000	1,180

Total Mississippi		3,816

Missouri — 1.1%
Certificate of Participation/Lease — 0.0%(b)
City of Sedalia COP, 4.00%, 7/15/2035	205	226

Education — 0.9%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2034	1,000	1,005
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	972
Health and Educational Facilities Authority of the State of Missouri, SSM Healthcare Series A, Rev., 4.00%, 6/1/2048	2,160	2,342

		4,319

General Obligation — 0.0%(b)
St. Louis County Reorganized School District No. R-6 Series 2017, GO, 5.00%, 2/1/2023	10	11

Hospital — 0.0%(b)
Health and Educational Facilities Authority of the State of Missouri Rev., 4.00%, 10/1/2036	100	116

Housing — 0.2%
Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program
Series 2106B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	365	384
Series 2015B-2, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/1/2045	455	488

		872

Industrial Development Revenue/Pollution Control Revenue — 0.0%(b)
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2010B, Rev., 5.00%, 7/1/2025	35	36

Prerefunded — 0.0%(b)
Health and Educational Facilities Authority of the State of Missouri, SSM Healthcare Series B, Rev., 4.50%, 6/1/2025(d)	5	5
Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program
Series E-3, Rev., GNMA/FNMA/FHLMC, 4.63%, 5/1/2028(d)	5	5
Series E-4, Rev., AMT, GNMA/FNMA/FHLMC, 4.25%, 11/1/2030(d)	30	31

		41

Water & Sewer — 0.0%(b)
Metropolitan St. Louis Sewer District Wastewater System Improvement
Series 2017A, Rev., 5.00%, 5/1/2034	10	12

Total Missouri		5,633

Montana — 0.3%
Hospital — 0.3%
Montana Facility Finance Authority, SCL Health System Series A, Rev., 4.00%, 1/1/2038	1,200	1,324

Housing — 0.0%(b)
Montana Board of Housing, Single Family Homeownership
Series B2, Rev., AMT, 5.00%, 12/1/2027	125	130
Series A-2, Rev., AMT, 4.00%, 12/1/2038	85	89

		219

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Prerefunded — 0.0%(b)
Montana Facility Finance Authority, Community Medical Center, Inc. Project Series 2010D, Rev., 5.50%, 6/1/2035(d)	5	5

Total Montana		1,548

Nebraska — 0.9%
Hospital — 0.2%
Douglas County Hospital Authority No. 2, Children’s Hospital and Medical Center
Series 2020A, Rev., 4.00%, 11/15/2040	575	636
Series 2020A, Rev., 4.00%, 11/15/2041	300	330
Douglas County Hospital Authority No. 2, Health Facilities Series 2016, Rev., 5.00%, 5/15/2030	10	12
Douglas County Hospital Authority No. 2, Health Facilities, Nebraska Methodist Health System, Inc. Rev., 5.00%, 11/1/2020	25	25

		1,003

Utility — 0.7%
Central Plains Energy Project, Gas Project No. 3
Series 2017A, Rev., 5.00%, 9/1/2034	1,000	1,267
Series 2017A, Rev., 5.00%, 9/1/2037	1,500	1,926
City of Grand Island, Electric System Rev., 4.00%, 8/15/2020	30	30
Public Power Generation Agency, Whelan Energy Center Unit 2
Series 2015A, Rev., 5.00%, 1/1/2026	100	119
Series A, Rev., 5.00%, 1/1/2034	185	226
Series 2016A, Rev., 5.00%, 1/1/2035	25	30

		3,598

Total Nebraska		4,601

Nevada — 0.6%
Transportation — 0.1%
City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series B, Rev., AGM, 4.00%, 6/1/2048	375	406

Utility — 0.5%
Las Vegas Convention and Visitors Authority, Convention Center Expansion Series B, Rev., 4.00%, 7/1/2049	2,500	2,509

Water & Sewer — 0.0%(b)
Truckee Meadows Water Authority Series 2016, Rev., 5.00%, 7/1/2031	15	18

Total Nevada		2,933

New Hampshire — 0.0%(b)
Housing — 0.0%(b)
New Hampshire Housing Finance Authority, Single Family Mortgage
Series C, Rev., AMT, 4.00%, 1/1/2028	25	25
Series 2011A, Rev., AMT, 5.25%, 7/1/2028	5	5

		30

Total New Hampshire		30

New Jersey — 4.0%
Certificate of Participation/Lease — 0.0%(b)
County of Middlesex COP, 4.00%, 6/15/2022	110	118

Education — 0.1%
New Jersey Economic Development Authority, School Facilities Construction Series NN, Rev., 5.00%, 3/1/2024	150	155
New Jersey Educational Facilities Authority Series 2016B, Rev., 5.00%, 9/1/2036	105	109

		264

General Obligation — 0.0%(b)
Livingston Township School District GO, 4.00%, 7/15/2020	80	80
Township of South Brunswick GO, 5.00%, 7/1/2020	30	30

		110

Housing — 0.2%
New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	825	921

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Industrial Development Revenue/Pollution Control Revenue — 0.6%
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	257
New Jersey Economic Development Authority, College Avenue Redevelopment Project Rev., 5.00%, 6/15/2020	60	60
New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	2,800	2,818

		3,135

Other Revenue — 0.8%
Monmouth County Improvement Authority (The), Pooled Loan Rev., GTD, 5.00%, 12/1/2020	60	61
Tobacco Settlement Financing Corp.
Series A, Rev., 4.00%, 6/1/2037	1,000	1,086
Series A, Rev., 5.00%, 6/1/2046	1,000	1,097
Series A, Rev., 5.25%, 6/1/2046	1,500	1,675

		3,919

Transportation — 2.3%
New Jersey Transportation Trust Fund Authority Series BB, Rev., 4.00%, 6/15/2038	1,500	1,404
New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems Series A, Rev., Zero Coupon, 12/15/2036	10,355	4,702
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A-1, Rev., 5.00%, 6/15/2027	2,670	2,913
Series A, Rev., 5.00%, 6/15/2031	3,000	3,211

		12,230

Total New Jersey		20,697

New Mexico — 0.2%
Housing — 0.2%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program
Series A, Class I, Rev., GNMA/FNMA/FHLMC, 5.00%, 9/1/2030	10	10
Series 2012, Class I, Rev., GNMA/FNMA/FHLMC, 4.25%, 3/1/2043	85	87
Series B-1, Rev., AMT, GNMA/FNMA/FHLMC, 3.75%, 3/1/2048	515	556

		653

Transportation — 0.0%(b)
New Mexico Finance Authority, State Transportation, Senior Lien Series 2010B, Rev., 5.00%, 6/15/2024	100	100

Water & Sewer — 0.0%(b)
City of Roswell, Joint Water and Sewer System Series B, Rev., 4.00%, 6/1/2020	20	20

Total New Mexico		773

New York — 7.9%
Education — 1.0%
Monroe County Industrial Development Corp., University of Rochester Series 2017C, Rev., 4.00%, 7/1/2033	60	68
New York State Dormitory Authority
Series 2015B, Rev., 5.00%, 7/1/2026	15	18
Series 2018C, Rev., 5.00%, 3/15/2038	1,250	1,527
Series 2019A, Rev., 4.00%, 7/1/2045	2,000	2,299
New York State Dormitory Authority, Cornell University Series 2019D, Rev., 5.00%, 7/1/2036	640	952
New York State Dormitory Authority, School Districts Bond Financing Program
Series 2018A, Rev., 5.00%, 10/1/2031	50	60
Series 2016A, Rev., 5.00%, 10/1/2032	35	42
Saratoga County Capital Resource Corp., Skidmore College Project Series 2014B, Rev., 4.00%, 7/1/2020	10	10
Tompkins County Development Corp., Ithaca College Project
Rev., 5.00%, 7/1/2020	30	30
Rev., 5.00%, 7/1/2032	80	96

		5,102

General Obligation — 0.3%
City of New York, Fiscal Year 2018 Series 2018E-1, GO, 5.00%, 3/1/2041	225	270
County of Rockland Series B, GO, AGM, 5.00%, 9/1/2027	10	13
Orchard Park Central School District Series 2013A, GO, 5.00%, 7/1/2020	20	20
Pembroke Central School District GO, 4.00%, 6/15/2020	15	15

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Springville-Griffith Institute Central School District GO, 3.00%, 6/15/2021	25	26
Sweet Home Central School District Series A, GO, 4.00%, 7/15/2020	15	15
Town of Orangetown, Rockland County, Sparkill-Palisades Fire District
GO, AGM, 4.00%, 11/15/2040	220	242
GO, AGM, 4.00%, 11/15/2041	205	225
GO, AGM, 4.00%, 11/15/2042	315	345
GO, AGM, 4.00%, 11/15/2043	325	357
Village of Tuxedo Park GO, 4.00%, 8/1/2031	45	53
Washingtonville Central School District Series A, Subseries A-2, GO, 5.00%, 7/15/2020	10	10

		1,591

Housing — 0.1%
New York Mortgage Agency, Homeowner Mortgage Series 197, Rev., 3.50%, 10/1/2044	305	322

Other Revenue — 2.0%
New York City Transitional Finance Authority Building Aid, Fiscal Year 2018 Series 2018S-3, Rev., 5.00%, 7/15/2020	35	35
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011 Series C, Rev., 5.00%, 11/1/2021	170	173
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series 2017F-1, Rev., 4.00%, 5/1/2044	375	414
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series C-3, Rev., 5.00%, 5/1/2039	25	31
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series A, Subseries A-1, Rev., 5.00%, 8/1/2040	5,000	6,118
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series A, Subseries A-2, Rev., 5.00%, 5/1/2035	50	63
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Subordinate, Fiscal Year 2019 Series 2019C-1, Rev., 5.00%, 11/1/2034	100	127
New York State Dormitory Authority, State Sales Tax
Series 2017A, Rev., 5.00%, 3/15/2036	100	120
Series 2018A, Rev., 5.00%, 3/15/2037	40	49
New York State Urban Development Corp., State Sales Tax Series 2019A, Rev., 5.00%, 3/15/2041	2,000	2,489
TSASC, Inc., Tobacco Settlement Series B, Rev., 5.00%, 6/1/2020	500	500
Westchester Tobacco Asset Securitization Corp. Series 2016B, Rev., 5.00%, 6/1/2025	130	143

		10,262

Prerefunded — 0.0%(b)
Metropolitan Transportation Authority Series H, Rev., 5.00%, 11/15/2030(d)	70	78

Special Tax — 0.8%
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2019A, Rev., 5.00%, 3/15/2039	25	31
Series 2019A, Rev., 5.00%, 3/15/2042	3,500	4,266

		4,297

Transportation — 2.3%
Metropolitan Transportation Authority Series D, Rev., 5.00%, 11/15/2031	400	429
Metropolitan Transportation Authority, Dedicated Tax
Series 2012A, Rev., 5.00%, 11/15/2026	25	27
Subseries B-3B, Rev., 5.00%, 11/15/2028	25	29
Metropolitan Transportation Authority, Dedicated Tax, Green Bond
Series 2016B-1, Rev., 5.00%, 11/15/2029	25	29
Series 2017B-1, Rev., 5.00%, 11/15/2035	95	110

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 4.00%, 1/1/2036	1,500	1,463
Rev., AMT, 5.00%, 1/1/2036	1,125	1,130
Port Authority of New York and New Jersey, Consolidated Bonds
Series 188, Rev., AMT, 5.00%, 5/1/2024	50	57
Series 93, Rev., 6.13%, 6/1/2094	7,470	8,627
Triborough Bridge and Tunnel Authority Series 2018B, Rev., 5.00%, 11/15/2031	75	102
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2018C, Rev., 5.00%, 11/15/2038	35	43
Series 2018A, Rev., 5.00%, 11/15/2045	105	126

		12,172

Utility — 0.9%
Utility Debt Securitization Authority Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,823

Water & Sewer — 0.5%
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2012 Series 2012EE, Rev., 4.00%, 6/15/2039	35	37
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2019 Subseries 2019FF-2, Rev., 5.00%, 6/15/2038	30	39
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020 Series 2020AA, Rev., 5.00%, 6/15/2040	55	71
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects — Second Resolution Series 2017A, Rev., 5.00%, 6/15/2037	1,750	2,142
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Pooled Financing Program Series B, Rev., 5.50%, 10/15/2020(d)	30	31

		2,320

Total New York		40,967

North Carolina — 3.0%
Education — 0.6%
North Carolina Capital Facilities Finance Agency, Meredith College
Rev., 5.00%, 6/1/2027	1,060	1,182
Rev., 5.00%, 6/1/2028	905	1,005
Rev., 5.00%, 6/1/2029	350	387
Rev., 5.00%, 6/1/2030	450	493

		3,067

General Obligation — 0.0%(b)
City of Winston-Salem Series B, GO, 4.00%, 6/1/2030	10	12
State of North Carolina
Series D, GO, 4.00%, 6/1/2020	30	30
Series 2016B, GO, 5.00%, 6/1/2020	25	25

		67

Housing — 0.1%
North Carolina Housing Finance Agency, Homeownership
Series 2, Rev., 4.25%, 1/1/2028	5	5
Series 1, Rev., AMT, 4.50%, 7/1/2028	15	15
Series A, Rev., AMT, 3.50%, 7/1/2039	250	261

		281

Other Revenue — 1.9%
City of Raleigh Series A, Rev., 4.00%, 10/1/2022	30	33
City of Wilmington Rev., 5.00%, 6/1/2020	25	25
County of Burke
Series 2017, Rev., 5.00%, 4/1/2025	15	18
Series 2018, Rev., 5.00%, 4/1/2031	25	31
State of North Carolina Rev., GRAN, 5.00%, 3/1/2033	7,735	9,998
Town of Fuquay-Varina Rev., 5.00%, 11/1/2030	10	13

		10,118

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Prerefunded — 0.0%(b)
North Carolina Medical Care Commission, Duke University Health Systems Series A, Rev., 4.75%, 6/1/2035(d)	5	5

Transportation — 0.4%
North Carolina Turnpike Authority, Monroe Connector System Rev., 5.00%, 7/1/2021	35	37
Raleigh Durham Airport Authority Series 2020A, Rev., AMT, 5.00%, 5/1/2033	1,645	2,007

		2,044

Water & Sewer — 0.0%(b)
City of Charlotte Rev., 5.00%, 7/1/2029	10	12
City of Greensboro, Combined Water and Sewer System Rev., 5.00%, 6/1/2027	10	13

		25

Total North Carolina		15,607

North Dakota — 0.2%
Housing — 0.2%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series B, Rev., 4.50%, 1/1/2028	80	82
Series 2011D, Rev., 4.25%, 7/1/2028	45	46
Series A, Rev., 4.00%, 7/1/2034	230	240
Series 2016D, Rev., 3.50%, 7/1/2046	400	424

		792

Total North Dakota		792

Ohio — 2.5%
Education — 0.0%(b)
Miami University, A State University of Ohio Rev., 5.00%, 9/1/2029	25	31
Ohio Higher Educational Facility Commission, Case Western Reserve University Project Series 2012A, Rev., 5.00%, 12/1/2020	10	10
University of Cincinnati, General Receipts Series 2017A, Rev., 5.00%, 6/1/2045	25	30

		71

General Obligation — 1.0%
Athens City School District Series 2019A, GO, 4.00%, 12/1/2040	460	535
County of Union, Memorial Hospital GO, 4.00%, 12/1/2041	1,825	2,069
Delaware City School District, School Facilities Construction and Improvement GO, 4.00%, 12/1/2039	160	189
Licking Heights Local School District, School Facilities Construction and Improvement Series A, GO, 4.00%, 10/1/2034	10	12
State of Ohio Series A, GO, 5.00%, 5/1/2033	1,500	1,881
State of Ohio, Higher Education Series B, GO, 5.00%, 8/1/2023	110	121

		4,807

Hospital — 0.4%
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group Series A, Rev., 5.50%, 7/1/2039	1,000	1,056
County of Warren, Otterbein Homes
Series A, Rev., 5.00%, 7/1/2031	115	127
Series A, Rev., 4.00%, 7/1/2045	740	748

		1,931

Housing — 0.0%(b)
County of Warren, Otterbein Homes Obligated Group Series 2016A, Rev., 5.00%, 7/1/2032	35	38
Ohio Housing Finance Agency, Single Family Mortgage
Series 1, Rev., GNMA/FNMA/FHLMC, 4.80%, 11/1/2028	10	10
Series 3, Rev., GNMA/FNMA/FHLMC, 4.50%, 11/1/2029	40	42

		90

Other Revenue — 0.7%
Buckeye Tobacco Settlement Financing Authority Series 2020A-2, Class I, Rev., 4.00%, 6/1/2048	3,210	3,392

Prerefunded — 0.4%
Greenville City School District, School Improvement
GO, 5.25%, 1/1/2038(d)	1,000	1,079
GO, 5.25%, 1/1/2041(d)	1,000	1,079
Ohio Higher Educational Facility Commission, Kenyon College 2010 Project Rev., 5.00%, 7/1/2044(d)	5	5
Streetsboro City School District Series A, GO, 4.00%, 12/1/2036(d)	5	5

		2,168

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Utility — 0.0%(b)
American Municipal Power, Inc., Prairie State Energy Campus Project Series 2019A, Rev., 2.30%, 2/15/2022(c)	100	100

Total Ohio		12,559

Oklahoma — 0.9%
Education — 0.0%(b)
Oklahoma Development Finance Authority, State System of Higher Education Master Equipment Lease Series 2011C, Rev., 4.00%, 6/1/2020	15	15

General Obligation — 0.0%(b)
Tulsa County Independent School District No. 4 Bixby Board of Education, Combined Purpose GO, 3.00%, 6/1/2020	20	20

Hospital — 0.1%
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., AGM, 4.00%, 8/15/2048	700	760

Housing — 0.0%(b)
Oklahoma Housing Finance Agency, Single Family Mortgage, Homeownership Loan Program
Series 2011B, Rev., GNMA COLL, 4.50%, 9/1/2027	25	26
Series A, Rev., GNMA COLL, 4.75%, 3/1/2028	10	10

		36

Other Revenue — 0.0%(b)
Grand River Dam Authority Series A, Rev., 4.00%, 6/1/2022	10	11

Transportation — 0.8%
Oklahoma Development Finance Authority (The), Gilcrease Expressway West Project Rev., AMT, 1.63%, 7/6/2023	2,000	1,914
Oklahoma Turnpike Authority, Turnpike System, Second Senior Series 2017A, Rev., 5.00%, 1/1/2037	1,665	1,991

		3,905

Total Oklahoma		4,747

Oregon — 0.8%
General Obligation — 0.0%(b)
City of Sheridan GO, 4.00%, 12/1/2027	10	12
Clackamas County School District No. 7J Lake Oswego GO, 4.00%, 6/1/2020	25	25
State of Oregon, Article XI-G Community College Projects Series J, GO, 3.00%, 8/1/2020	25	25
Yamhill County School District No. 40 McMinnville GO, 4.00%, 6/15/2037	30	34

		96

Transportation — 0.0%(b)
State of Oregon, Department of Transportation, Subordinate Lien Series 2019A, Rev., 5.00%, 11/15/2042	35	44
State of Oregon, Department of Transportation, User Tax Series 2013A, Rev., 5.00%, 11/15/2022	5	6

		50

Utility — 0.1%
City of Eugene, Electric Utility System
Series 2011A, Rev., 4.00%, 8/1/2020	25	25
Series 2016A, Rev., 4.00%, 8/1/2031	325	378

		403

Water & Sewer — 0.7%
City of Portland, Water System, Second Lien
Series 2020A, Rev., 5.00%, 5/1/2035	2,635	3,464

Total Oregon		4,013

Pennsylvania — 10.0%
Certificate of Participation/Lease — 0.3%
Commonwealth of Pennsylvania Series A, COP, 4.00%, 7/1/2046	1,200	1,342

Education — 0.4%
Montgomery County Higher Education and Health Authority, Arcadia University Rev., 4.00%, 9/1/2036	1,655	1,779
Northampton County General Purpose Authority, Moravian College Project Rev., 5.00%, 10/1/2036	100	102
Swarthmore Borough Authority, Swarthmore College
Rev., 5.00%, 9/15/2023	25	29
Series 2016B, Rev., 4.00%, 9/15/2041	15	17

		1,927

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
General Obligation — 1.6%
Abington School District Series 2017A, GO, 4.00%, 10/1/2037	15	17
Central Dauphin School District GO, 4.00%, 2/1/2030	25	29
City of Pittsburgh GO, 4.00%, 9/1/2031	1,155	1,357
Commonwealth of Pennsylvania Series 2004, GO, AGM, 5.38%, 7/1/2020	150	151
County of Cambria Series 2020B, GO, AGM, 4.00%, 8/1/2035	700	787
County of Northampton GO, 2.75%, 8/15/2020	10	10
Mifflinburg Area School District Series 2020A, GO, 4.00%, 6/15/2039	335	383
The School Board of Philadelphia County Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,439
Township of Tredyffrin GO, 2.00%, 11/15/2020	25	25
Township of West Bradford
GO, 4.00%, 12/15/2040	600	699
GO, 4.00%, 12/15/2045	1,100	1,269
Upper Merion Area School District GO, 5.00%, 1/15/2036	250	302
West Mifflin School District GO, 3.00%, 4/1/2038	1,400	1,515

		7,983

Hospital — 3.2%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 4.00%, 4/1/2044	2,000	2,067
Berks County Industrial Development Authority, Tower Health Project
Rev., 5.00%, 11/1/2036	50	54
Rev., 5.00%, 11/1/2037	430	459
Berks County Municipal Authority (The), Tower Health Project Series 2020B-2, Rev., 5.00%, 2/1/2027(c)	2,000	2,268
Chester County Health and Education Facilities Authority, Main Line Health System Series 2017A, Rev., 4.00%, 10/1/2036	25	28
DuBois Hospital Authority, Penn Highlands Healthcare Rev., 4.00%, 7/15/2048	1,200	1,280
Lancaster County Hospital Authority, Health Center, Masonic Villages Project
Rev., 5.00%, 11/1/2034	35	39
Rev., 5.00%, 11/1/2036	510	563
Rev., 5.00%, 11/1/2037	250	275
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Series 2018A, Rev., 4.00%, 9/1/2038	3,725	3,952
Series 2018A, Rev., 4.00%, 9/1/2043	3,740	3,923
West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project
Rev., 3.00%, 12/15/2023	445	419
Rev., 4.00%, 12/15/2028	1,000	930
Rev., 5.00%, 12/15/2038	750	698

		16,955

Housing — 0.2%
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2011- 112, Rev., AMT, 5.00%, 4/1/2028	20	20
Series 118A, Rev., AMT, 3.50%, 4/1/2040	580	600
Series 122, Rev., AMT, 4.00%, 10/1/2046	375	402

		1,022

Industrial Development Revenue/Pollution Control Revenue — 1.6%
Chester County Industrial Development Authority, Longwood Gardens Project Rev., 4.00%, 12/1/2049	3,345	3,827
Montgomery County Industrial Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group Rev., 5.00%, 11/15/2025	510	525
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project
Series 2019, Rev., 5.00%, 12/1/2044	350	364
Series 2019, Rev., 5.00%, 12/1/2049	500	517
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Rev., 2.80%, 12/1/2021(c)	2,950	3,031

		8,264

Other Revenue — 2.0%
Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., AGM, 4.00%, 6/1/2039	9,950	10,826

Transportation — 0.1%
Pennsylvania Turnpike Commission Series E, Rev., 6.00%, 12/1/2030	305	385

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Water & Sewer — 0.6%
Erie City Water Authority Series A, Rev., AGM, 5.00%, 12/1/2043	1,500	1,864
Pittsburgh Water and Sewer Authority Series B, Rev., AGM, 5.00%, 9/1/2032	1,000	1,383

		3,247

Total Pennsylvania		51,951

Rhode Island — 0.1%
Education — 0.0%(b)
Rhode Island Health and Educational Building Corp., Public Schools Series A, Rev., AGM, 5.00%, 5/15/2032	25	32

General Obligation — 0.1%
City of Pawtucket Series D, GO, AGM, 5.00%, 7/15/2028	200	261

Total Rhode Island		293

South Carolina — 1.3%
General Obligation — 0.5%
Spartanburg County School District No. 7 Series 2019D, GO, SCSDE, 5.00%, 3/1/2044	1,970	2,484

Housing — 0.1%
South Carolina State Housing Finance and Development Authority Series A, Rev., 4.00%, 1/1/2047	280	298

Other Revenue — 0.0%(b)
City of North Charleston 4.00%, 10/1/2040	90	104

Prerefunded — 0.0%(b)
South Carolina Ports Authority Rev., 5.25%, 7/1/2040(d)	5	5

Transportation — 0.2%
South Carolina State Ports Authority Rev., AMT, 4.00%, 7/1/2040	1,095	1,149

Utility — 0.5%
City of Greenwood, Combined Public Utility
Rev., 5.00%, 12/1/2020	210	215
Rev., 5.00%, 12/1/2022	235	261
Rev., 5.00%, 12/1/2023	220	254
Rev., 5.00%, 12/1/2024	365	435
Rev., 5.00%, 12/1/2026	340	427
Rev., 5.00%, 12/1/2028	250	329
Rev., 5.00%, 12/1/2030	675	896

		2,817

Water & Sewer — 0.0%(b)
Greenwood Metropolitan District Rev., 5.00%, 10/1/2027	10	13

Total South Carolina		6,870

South Dakota — 0.7%
General Obligation — 0.5%
Rapid City Area School District No. 51-4, Capital Outlay
GO, 4.00%, 8/1/2029	1,165	1,374
GO, 4.00%, 8/1/2030	610	713
GO, 4.00%, 8/1/2031	420	488

		2,575

Housing — 0.2%
South Dakota Board of Regents, Housing and Auxiliary Facility System Series 2019A, Rev., 4.00%, 4/1/2036	65	76
South Dakota Housing Development Authority, Homeownership Mortgage
Series D, Rev., AMT, 4.00%, 11/1/2029	215	222
Series 2012A, Rev., AMT, 4.50%, 5/1/2031	40	42
Series 2015D, Rev., 4.00%, 11/1/2045	400	426
South Dakota Housing Development Authority, Single Family Mortgage Series 2011 2, Rev., 4.25%, 5/1/2032	50	51

		817

Total South Dakota		3,392

Tennessee — 6.3%
Education — 0.0%(b)
Tennessee State School Bond Authority, Higher Educational Facilities Second Program Series B, Rev., 5.00%, 11/1/2040	35	42

General Obligation — 3.7%
City of Cleveland
Series 2018B, GO, 5.00%, 6/1/2022	205	224
Series 2018B, GO, 5.00%, 6/1/2027	245	315
Series 2018B, GO, 5.00%, 6/1/2028	260	341
Series 2018B, GO, 5.00%, 6/1/2030	285	370
Series 2018B, GO, 4.00%, 6/1/2031	300	362
Series 2018B, GO, 4.00%, 6/1/2032	310	371
Series 2018B, GO, 4.00%, 6/1/2038	395	459
Series 2018B, GO, 4.00%, 6/1/2039	410	475
City of Oak Ridge
GO, 4.00%, 6/1/2037	695	784
GO, 4.00%, 6/1/2038	720	811
GO, 4.00%, 6/1/2039	750	841

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Blount Series 2016B, GO, 5.00%, 6/1/2029	4,610	5,680
County of Hamilton Series 2018A, GO, 5.00%, 4/1/2028	25	33
County of Williamson
GO, 4.00%, 4/1/2033	1,490	1,824
GO, 4.00%, 4/1/2034	1,485	1,804
County of Wilson
GO, 5.00%, 4/1/2030	3,625	4,846
Series 2017A, GO, 4.00%, 4/1/2039	25	28

		19,568

Hospital — 1.2%
Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group Series 2018A, Rev., 4.00%, 7/1/2040	4,000	4,049
Knox County Health Educational and Housing Facility Board, East Tennessee Children’s Hospital
Rev., 5.00%, 11/15/2024	800	926
Rev., 4.00%, 11/15/2043	105	113
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Vanderbilt University Medical Center Series A, Rev., 5.00%, 7/1/2035	100	114
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2054	1,000	847

		6,049

Housing — 0.0%(b)
Tennessee Housing Development Agency, Homeownership Program
Series A, Rev., AMT, 4.50%, 7/1/2031	60	61
Series 1A, Rev., AMT, 4.50%, 1/1/2038	50	52
Tennessee Housing Development Agency, Housing Finance Program Series A, Rev., 4.50%, 1/1/2028	15	15

		128

Transportation — 0.5%
Metropolitan Nashville Airport Authority (The)
Series 2019A, Rev., 5.00%, 7/1/2044	1,000	1,201
Series 2019A, Rev., 5.00%, 7/1/2049	1,000	1,194

		2,395

Utility — 0.9%
Tennessee Energy Acquisition Corp., Gas Project Rev., 4.00%, 11/1/2025(c)	4,000	4,441

Water & Sewer — 0.0%(b)
Jackson Energy Authority, Water System Rev., 5.00%, 12/1/2020	10	10

Total Tennessee		32,633

Texas — 5.7%
Education — 1.2%
Clifton Higher Education Finance Corp., Idea Public Schools
Series B, Rev., 4.00%, 8/15/2023	500	537
Series B, Rev., 5.00%, 8/15/2024	345	391
Series 2016B, Rev., 5.00%, 8/15/2025	460	532
Rev., 6.00%, 8/15/2033	1,250	1,396
Permanent University Fund, Texas A&M University System Series A, Rev., 5.00%, 7/1/2031	210	251
Southwest Higher Education Authority, Inc., Southern Methodist University Project Rev., 5.00%, 10/1/2020	30	30
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Hospital Rev., 5.50%, 9/1/2043	2,300	2,489
Texas Woman’s University, Financing System Series 2016, Rev., 4.00%, 7/1/2030	10	12

		5,638

General Obligation — 1.3%
Calallen Independent School District, School Building Series 2018, GO, PSF-GTD, 5.00%, 2/15/2028	10	13
Carrollton-Farmers Branch Independent School District, Unlimited Tax Series B, GO, 4.00%, 2/15/2021	25	26
City of Abilene GO, 5.00%, 2/15/2024	10	12
City of Austin, Public Improvement Series 2019, GO, 5.00%, 9/1/2033	2,000	2,636
City of Conroe Series 2018A, GO, 5.00%, 3/1/2032	10	13

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of El Paso
GO, 4.00%, 8/15/2040	475	527
GO, 4.00%, 8/15/2042	25	28
City of Garland Series 2018, GO, 5.00%, 2/15/2027	10	13
City of Hutchins GO, 5.00%, 2/15/2027	180	228
City of Laredo
GO, 5.00%, 2/15/2027	30	36
GO, 5.00%, 2/15/2032	40	50
City of Lucas, A Political Subdivision of the State of Texas Located in Collin County GO, 5.00%, 2/1/2028	170	222
City of Mission GO, AGM, 5.00%, 2/15/2031	575	726
City of Pearland GO, 4.00%, 3/1/2032	35	41
City of San Marcos GO, 5.00%, 8/15/2031	25	32
City of Temple Series 2016A, GO, 5.00%, 8/1/2031	50	61
City of Waxahachie Series A, GO, 5.00%, 8/1/2025	45	55
Community Independent School District GO, PSF-GTD, 5.00%, 2/15/2032	100	128
County of Collin, Wylie Independent School District, Unlimited Tax GO, PSF-GTD, Zero Coupon, 8/15/2020	135	135
County of Galveston GO, 4.00%, 2/1/2039	10	12
County of Hidalgo
Series 2016, GO, 5.00%, 8/15/2028	10	12
GO, 4.00%, 8/15/2035	85	98
Series 2018B, GO, 4.00%, 8/15/2038	40	46
County of Victoria, Limited Tax GO, 4.00%, 2/15/2030	15	18
Cypress-Fairbanks Independent School District Series 2013, GO, PSF-GTD, 5.00%, 2/15/2022	10	11
El Paso County Hospital District GO, AGM-CR, 5.00%, 8/15/2023	510	551
Ennis Independent School District GO, PSF-GTD, 5.00%, 8/15/2028	30	39
Harris Montgomery Counties Municipal Utility District No. 386 GO, 4.00%, 9/1/2023	15	16
Harris Montgomery Counties Municipal Utility District No. 386, Unlimited Tax GO, 2.00%, 9/1/2020	10	10
Highland Park Independent School District GO, PSF-GTD, 5.00%, 2/15/2024	30	35
Ingleside Independent School District GO, PSF-GTD, 5.00%, 8/15/2028	35	44
Killeen Independent School District GO, PSF-GTD, 5.00%, 2/15/2026	25	31
McLennan County Junior College District GO, 5.00%, 8/15/2020	20	20
Midlothian Independent School District, Unlimited Tax Series 2017A, GO, PSF-GTD, 4.00%, 2/15/2037	25	29
Palestine Independent School District Series 2016, GO, PSF-GTD, 5.00%, 2/15/2026	30	37
Pasadena Independent School District, School Building Series 2018, GO, PSF-GTD, 5.00%, 2/15/2028	15	20
Plano Independent School District GO, PSF-GTD, 5.00%, 2/15/2026	40	50
Red Oak Independent School District GO, PSF-GTD, 5.00%, 8/15/2030	20	25
Round Rock Independent School District GO, PSF-GTD, 4.00%, 8/1/2032	170	198
Socorro Independent School District GO, PSF-GTD, 5.00%, 2/15/2026	45	56
Stafford Municipal School District, School Building Series 2018, GO, PSF-GTD, 5.00%, 8/15/2029	35	46

		6,386

Housing — 0.0%(b)
Texas Department of Housing and Community Affairs, Residential Mortgage Series 2011B, Rev., GNMA COLL, 4.25%, 1/1/2034	105	107

Other Revenue — 0.5%
Metropolitan Transit Authority of Harris County Sales and Use Tax Series 2011A, Rev., 5.00%, 11/1/2020	10	10

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Texas Public Finance Authority Rev., 4.00%, 2/1/2035	2,315	2,804

		2,814

Prerefunded — 0.4%
Metropolitan Transit Authority of Harris County, Vanderbilt University Medical Center Rev., 5.00%, 11/1/2027(d)	15	18
North Texas Tollway Authority System, Special Projects System Series A, Rev., 6.00%, 9/1/2041(d)	2,000	2,142

		2,160

Transportation — 0.6%
City of Houston, Airport System, United Airlines, Inc., Terminal E Project Rev., AMT, 5.00%, 7/1/2029	2,500	2,494
Dallas-Fort Worth International Airport Series 2012B, Rev., 5.00%, 11/1/2031	445	452
Dallas-Fort Worth International Airport, Improvement Bonds Series 2013B, Rev., 5.00%, 11/1/2044	25	27
Harris County, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2022	10	11
North Texas Tollway Authority System, Second Tier Rev., 4.00%, 1/1/2038	200	220

		3,204

Utility — 0.8%
City of Bryan, Electric System Rev., AGM, 4.00%, 7/1/2031	50	58
City of Houston, Combined Utility System, Junior Lien Series A, Rev., AGM, 5.75%, 12/1/2032(d)	2,500	3,824
City of San Antonio, Electric and Gas Systems
Rev., 4.00%, 2/1/2028	45	56
Rev., 5.00%, 2/1/2031	230	285
Rev., 5.00%, 2/1/2032	35	43

		4,266

Water & Sewer — 0.9%
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Series 2017, Rev., 5.00%, 6/1/2031	10	13
North Texas Municipal Water District, Wastewater System Rev., 4.00%, 6/1/2028	15	18
San Antonio Water System Series 2017A, Rev., 4.00%, 5/15/2034	60	68
Texas Water Development Board, State Water Implementation Series B, Rev., 5.00%, 4/15/2026	25	31
Series 2019A, Rev., 4.00%, 10/15/2037	500	607
Series 2019A, Rev., 4.00%, 10/15/2044	2,100	2,505
West Harris County Regional Water Authority Rev., 4.00%, 12/15/2045	1,000	1,183

		4,425

Total Texas		29,000

Utah — 0.2%
Education — 0.0%(b)
University of Utah (The), Board of Regents Series 2018A, Rev., 5.00%, 8/1/2044	60	74

General Obligation — 0.0%(b)
City of Provo GO, 5.00%, 1/1/2032	10	13

Other Revenue — 0.1%
City of Lehi, Sales Tax Rev., 4.00%, 6/1/2039	480	556
City of South Jordan, Sales Tax Rev., 5.00%, 8/15/2038	25	32
Tooele County Municipal Building Authority Series 2017, Rev., 4.00%, 12/15/2042	25	28

		616

Transportation — 0.1%
Salt Lake City Corp. Airport Series 2017B, Rev., 5.00%, 7/1/2042	260	298

Utility — 0.0%(b)
Intermountain Power Agency, Subordinated Power Supply, Tax Exempt Series 2018A, Rev., 5.00%, 7/1/2020	50	50

Total Utah		1,051

Vermont — 1.1%
Education — 0.8%
Vermont Student Assistance Corp., Education Loan
Series A, Rev., AMT, 5.00%, 6/15/2022	725	776
Series 2018A, Rev., AMT, 3.63%, 6/15/2029	835	887
Series A, Rev., AMT, 3.75%, 6/15/2030	1,170	1,244

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series A, Rev., AMT, 4.00%, 6/15/2031	415	445
Series A, Rev., AMT, 4.00%, 6/15/2032	165	176
Series A, Rev., AMT, 4.00%, 6/15/2033	210	223
Series 2018A, Rev., AMT, 4.00%, 6/15/2034	165	175

		3,926

General Obligation — 0.2%
City of Burlington, Public Improvement
Series 2019A, GO, 4.00%, 11/1/2037	500	587
Series 2019A, GO, 4.00%, 11/1/2039	435	508

		1,095

Housing — 0.1%
Vermont Housing Finance Agency, Mortgage-Backed Securities Series A, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 2/1/2026	50	51
Vermont Housing Finance Agency, Multiple Purpose
Series B, Rev., AMT, 4.13%, 11/1/2042	120	122
Series A, Rev., AMT, 4.00%, 11/1/2046	220	235

		408

Other Revenue — 0.0%(b)
Vermont Municipal Bond Bank, Local Investment Series 1, Rev., 5.00%, 12/1/2034	30	37

Total Vermont		5,466

Virginia — 1.2%
Education — 0.0%(b)
Virginia College Building Authority, 21st Century College and Equipment Program Series 2017E, Rev., 5.00%, 2/1/2029	10	13
Virginia Public School Authority Series B, Rev., 5.00%, 8/1/2020	20	20

		33

General Obligation — 0.0%(b)
City of Portsmouth Series 2015A, GO, 5.00%, 8/1/2025	20	24
City of Richmond, Public Improvement Series 2018A, GO, 5.00%, 3/1/2029	5	7

		31

Hospital — 1.0%
Norfolk Economic Development Authority, Sentara Healthcare Series B, Rev., 4.00%, 11/1/2048	4,375	4,899

Other Revenue — 0.0%(b)
Virginia Public Building Authority, Public Facilities Series B, Rev., 5.00%, 8/1/2020	10	10
Virginia Resources Authority, Infrastructure and State Moral Obligation
Series 2011B, Rev., 5.00%, 11/1/2023	25	27
Series B, Rev., 5.00%, 11/1/2026	20	21
Virginia Resources Authority, Pooled Financing Program Series 2017B, Rev., 5.00%, 11/1/2028	10	13

		71

Prerefunded — 0.1%
County of Loudoun, Public Improvement Series A, GO, 4.00%, 12/1/2027(d)	5	5
Virginia Resources Authority, Infrastructure and State Moral Obligation
Series B, Rev., 5.00%, 11/1/2023(d)	125	133
Series B, Rev., 5.00%, 11/1/2026(d)	155	166

		304

Transportation — 0.1%
Capital Region Airport Commission (Richmond International Airport)
Series 2016A, Rev., 4.00%, 7/1/2035	350	382
Series 2016A, Rev., 4.00%, 7/1/2036	320	349

		731

Total Virginia		6,069

Washington — 0.9%
Education — 0.5%
Western Washington University, Housing and Dining System, Junior Lien Series A, Rev., AMBAC, 5.50%, 10/1/2022	2,195	2,310

General Obligation — 0.0%(b)
King County School District No. 414 Lake Washington Series 2017, GO, 5.00%, 12/1/2028	15	19

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pierce and Lewis Counties School District No. 404 GO, 4.00%, 12/1/2025	5	6
Pierce County School District No. 416 White River GO, 4.00%, 12/1/2030	10	12
State of Washington, Motor Vehicle Fuel Tax Series B-1, GO, 5.00%, 8/1/2020	25	25

		62

Hospital — 0.2%
Washington Health Care Facilities Authority, Commonspirit Health Series A-1, Rev., 5.00%, 8/1/2031	1,000	1,182

Housing — 0.1%
Washington State Housing Finance Commission, Homeownership Program Series B, Rev., GNMA/FNMA/FHLMC, 4.25%, 10/1/2032	130	132
Washington State Housing Finance Commission, Single Family Program Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	250	261

		393

Prerefunded — 0.0%(b)
County of King, Sewer Rev., 5.00%, 1/1/2045(d)	5	5

Utility — 0.1%
Chelan County Public Utility District No.1 Series 2011A, Rev., AMT, 5.50%, 7/1/2026	350	368
City of Lynnwood, Utility System Series 2018, Rev., 5.00%, 12/1/2028	25	33
Energy Northwest, Project 3 Electric System Series C, Rev., 5.00%, 7/1/2023	25	29

		430

Water & Sewer — 0.0%(b)
County of King, Sewer
Series 2102C, Rev., 5.00%, 1/1/2023	40	44
Series 2018B, Rev., 5.00%, 7/1/2031	10	13

		57

Total Washington		4,439

West Virginia — 0.2%
Education — 0.2%
West Virginia Hospital Finance Authority, University Health System Series A, Rev., 4.00%, 6/1/2051	1,000	1,067

Wisconsin — 1.8%
Education — 0.2%
Public Finance Authority, Central District Development Project Rev., 5.00%, 3/1/2027	280	336
Wisconsin Health and Educational Facilities Authority, St. John’s Communities, Inc. Project Series 2018A, Rev., 5.00%, 9/15/2040	665	628

		964

Hospital — 1.4%
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018A, Rev., 5.00%, 8/15/2033	55	67
Wisconsin Health and Educational Facilities Authority, Beloit Health System, Inc. Rev., 4.00%, 7/1/2046	15	15
Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. Rev., 4.00%, 8/15/2047	4,800	5,272
Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital, Inc.
Series B, Rev., 5.00%, 7/1/2038	150	170
Series A, Rev., 5.00%, 7/1/2044	210	235
Series A, Rev., 5.00%, 7/1/2049	750	836
Wisconsin Health and Educational Facilities Authority, Thedacare, Inc. Rev., 4.00%, 12/15/2039	500	530

		7,125

Housing — 0.2%
Wisconsin Housing and Economic Development Authority, Home Ownership Series B, Rev., 4.00%, 3/1/2048	840	905

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Prerefunded — 0.0%(b)
Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc. Rev., 5.50%, 7/1/2040(d)	5	5
Wisconsin Health and Educational Facilities Authority, Ministry Health Care, Inc. Series B, Rev., 5.13%, 8/15/2035(d)	5	5

		10

Total Wisconsin		9,004

TOTAL MUNICIPAL BONDS (Cost $471,607)		497,068

	Shares (000)
SHORT-TERM INVESTMENTS — 3.3%
INVESTMENT COMPANIES — 3.3%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.16%(g)(h) (Cost $16,730)	16,733	16,746

Total Investments — 100.4% (Cost $488,337)		513,814
Liabilities in Excess of Other Assets — (0.4)%		(1,799)

Net Assets — 100.0%		512,015

Percentages indicated are based on net assets.

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GRAN	Grant Revenue Anticipation Note
GTD	Guaranteed
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Amount rounds to less than 0.1% of net assets.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2020.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2020.

Futures contracts outstanding as of May 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note	(87)	09/2020	USD	(12,098)	(16)

Abbreviations

USD	United States Dollar

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$497,068	$—	$497,068
Short-Term Investments
Investment Companies	16,746	—	—	16,746

Total Investments in Securities	$16,746	$497,068	$—	$513,814

Depreciation in Other Financial Instruments
Futures Contracts	$(16)	$—	$—	$(16)

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.16%(a)(b)	$27,433	$75,339	$86,041	$—	(c)	$15	$16,746	16,733	$40	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.
(c)	Amount rounds to less than one thousand.